Inventories	6 Months Ended
Jun. 30, 2025
Inventories
Inventories

6.   Inventories

At June 30, 2025 and December 31, 2024, inventories consisted of the following:

Inventories

in € K

	June 30,	December 31,
	2025	2024

Finished goods	1,208,166	1,182,034
Healthcare supplies	321,806	417,475
Raw materials and purchased components	321,439	344,311
Work in process	144,583	124,102
Inventories	1,995,994	2,067,922